Property and Equipment - Table 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Depreciation Expense, Amortization Expense Relating to Assets Under Capital Lease Obligations, Interest Capitalized, and Rent Expense Under Operating Leases
Depreciation expense	$ 52.5	$ 48.1	$ 43.4
Amortization expense	11.1	12.1	12.3
Interest capitalized	0.5	0.4	0
Rent expense:
Minimum rent payments	38.5	39.9	33.2
Contingent and other rents	24.2	18.8	24.8
Other	4.2	4.7	4.2
Total rent expense	$ 66.9	$ 63.4	$ 62.2